General Information (Details)		1 Months Ended	12 Months Ended
	Jul. 18, 2023	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 04, 2018
General Information [Abstract]
Pag Seguro digital has control of the shares Pag Seguro Brazil					99.99%
Netpos
General Information [Abstract]
Percentage of voting equity interests acquired			100.00%	10.00%
Ownership interest acquired	90.00%		100.00%	100.00%
Fundo de Investimento em Direitos Creditórios – PagSeguro (“FIDC”) [Member]
General Information [Abstract]
Percentage of voting equity interests acquired			20.00%	15.00%
Ownership interest acquired		5.00%